Advisors Capital International ETF Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
62,510	Global X DAX Germany ETF	$ 2,760,942
92,315	iShares Core MSCI Total International Stock ETF	8,810,544
63,610	iShares International Small-Cap Equity Factor ETF	2,753,677
32,510	iShares MSCI China ETF	1,658,823
56,010	iShares MSCI Intl Quality Factor ETF	2,775,296
281,848	Vanguard Developed Markets Index Fund ETF (a)	20,081,670
262,650	Vanguard FTSE Emerging Markets Stock Index Fund (b)	15,677,579
Total for Exchange Traded Funds (Cost - $54,761,059)		54,518,529	99.56%

MONEY MARKET FUNDS
1,461,256	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% ***	1,461,256	2.67%
Total for Money Market Funds (Cost - $1,461,256)

	Total Investments	55,979,785	102.23%
	(Cost - $56,222,315)

	Liabilities in Excess of Other Assets	(1,220,028)	-2.23%

	Net Assets	$ 54,759,757	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://personal1.vanguard.com/usa/ngf-next-gen-form-webapp/public/fund-literatures/0936
(b) Additional information, including current Prospectus and Annual Report, is available at
https//personal1.vanguard.com/usa/ngt-next-gen-form-webapp/public/fund-literatures/0964
*** The Yield shown represents the 7-day yield at June 30, 2026.